Chapter 11 (Tables)	12 Months Ended
Dec. 31, 2021
Reorganizations [Abstract]
Schedule of debt maturities
As at the Effective Date, the outstanding external debt is repayable as set out in the table below:

(In $ millions)	2022	2023	2024	2025	2026 and thereafter	Total
Total Debt Repayments (a)	0	40	40	40	788	908

(a)	The repayment schedule is net of fees and assumes that all interest is paid in cash as opposed to any capitalized pay-if-you-can interest, as further outlined in the existing facility section above.

Allocation of shares
The breakout shown below shows the equity allocation before and after the conversion of the convertible bond.

Recipient of Shares	Number of shares	% allocation	Equity dilution on conversion of convertible bond
Allocation to predecessor senior secured lenders	41,499,999	83.00%	78.85%
Allocation to new money lenders - holders of subscription rights	6,250,001	12.50%	11.87%
Allocation to new money lenders - backstop parties	2,125,000	4.25%	4.04%
Allocation to predecessor shareholders	124,998	0.25%	0.24%
Allocation to convertible bondholder	—	—%	5.00%

Total shares issued on emergence	49,999,998	100.00%	100.00%

Liabilities subject to compromise
Liabilities subject to compromise, as presented on the Consolidated Balance Sheet as at December 31, 2021, include the following:

(In $ millions)	December 31, 2021
Senior under-secured external debt	5,662
Accounts payable and other liabilities	36
Accrued interest on external debt	34
Amount due to related party	503

Liabilities subject to compromise	6,235

Attributable to:
Continuing operations	6,117
Discontinued operations	118

Schedule of reorganization items	The following table summarizes the reorganization items recognized in the year ended December 31, 2021:

(In $ millions)	Year ended December 31, 2021
Advisory and professional fees after filing	(127)
Remeasurement of terminated lease to allowed claim	(186)
Interest income on surplus cash	3

Total reorganization items, net	(310)

Attributable to:
Continuing operations	(296)
Discontinued operations	(14)